Document and Entity Information	Total
Risk/Return:
Document Type	497
Document Period End Date	Oct. 31, 2014
Registrant Name	HSBC FUNDS
Central Index Key	0000798290
Amendment Flag	false
Document Creation Date	Jul. 14, 2015
Document Effective Date	Jul. 14, 2015
Prospectus Date	Jul. 14, 2015